[LOGO] Merrill Lynch  Investment Managers                        www.mlim.ml.com

                              Semi-Annual Report

                              November 30, 2001

                              Mercury Pan-European
                              Growth Fund

PORTFOLIO INFORMATION

GEOGRAPHIC ALLOCATION

[The following information was depicted as a pie chart in the printed material.]

As a Percentage of Net Assets as of November 30, 2001*

Belgium                                                                     0.9%
Finland                                                                     2.9%
France                                                                     19.3%
Ireland                                                                     1.3%
Germany                                                                    10.0%
Italy                                                                       8.2%
Netherlands                                                                 4.9%
Spain                                                                       4.8%
Sweden                                                                      1.5%
Switzerland                                                                14.4%
United Kingdom                                                             29.9%
Denmark                                                                     1.4%

* Total may not equal 100%.

WORLDWIDE INVESTMENTS AS OF NOVEMBER 30, 2001
================================================================================
                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
Vodafone Group PLC                                                       4.6%
--------------------------------------------------------------------------------
Nestle SA (Registered Shares)                                            4.1
--------------------------------------------------------------------------------
GlaxoSmithKline PLC                                                      4.1
--------------------------------------------------------------------------------
BP Amoco PLC                                                             3.4
--------------------------------------------------------------------------------
Nokia Oyj (Series A)                                                     2.9
--------------------------------------------------------------------------------
Gucci Group (NY Registered Shares)                                       2.7
--------------------------------------------------------------------------------
Tesco PLC                                                                2.7
--------------------------------------------------------------------------------
TotalFinaElf SA 'B'                                                      2.4
--------------------------------------------------------------------------------
SAP AG (Systeme, Anwendungen,
 Produkte in der Datenverarbeitung)                                      2.3
--------------------------------------------------------------------------------
AstraZeneca Group PLC                                                    2.2
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Banks                                                                   15.7%
--------------------------------------------------------------------------------
Pharmaceuticals                                                         11.8
--------------------------------------------------------------------------------
Oil & Gas                                                                8.7
--------------------------------------------------------------------------------
Insurance                                                                7.8
--------------------------------------------------------------------------------
Wireless Telecommunication Services                                      6.3
--------------------------------------------------------------------------------


             November 30, 2001 (2) Mercury Pan-European Growth Fund

DEAR SHAREHOLDER

We are pleased to provide you with this semi-annual report to shareholders. For the six-month period ended November 30, 20001, Mercury Pan-European Growth Fund's Class I, Class A, Class B and Class C Shares had total returns of -11.70%, -11.92%, -12.23% and -12.23%, respectively. This compares with a -9.24%
return for the unmanaged benchmark Morgan Stanley Capital International (MSCI) Europe Index for the same period. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 7 and 8 of this report to shareholders.)

While the extraordinary events of September 11, 2001 sent already weakened markets into a tailspin, a flood of liquidity and announced fiscal stimulus packages prompted a sharp rebound from the depths of the climax selling later that month. The six-month period ended November 30, 2001 was one of the most volatile in recent market history with already beaten-down markets further punished following the attacks on the World Trade Center and the Pentagon. Sentiment turned sharply following concerted monetary easing by central banks worldwide and the sense that markets had fallen to attractively valued levels.

Investment Environment

Economic activity continued to decelerate, particularly after the terrorist attacks in New York and Washington, DC. Unemployment has risen significantly in the United States, and is starting to edge up in European markets. Germany, in particular, has seen a rapid erosion in its export-driven economy and it is now taken for granted that a mild recession is imminent. As a result, stalwarts such as France and Britain have also had to confront deteriorating consumer sentiment and declining stock markets.

On the bright side, though, oil prices have fallen substantially, which has enabled monetary authorities to aggressively lower interest rates without fear of inflation. Even the stubborn European Central Bank has on four occasions in 2001 cut its benchmark repurchase agreement rate. Further, tax reform is still working its way through the pipeline in Europe, as is the physical introduction of the euro, which took place on January 1, 2002. The euro rallied from $0.84 to $0.92, only to fall back below to the $0.90 level later in the period. Nevertheless, this provided a much-needed boost to the US dollar-based investor.

The MSCI Europe Index declined more than 9% for the six-month period ended November 30, 2001, but this masks an extreme dip to the lows of September 21, 2001. Following this "climax selling," markets rebounded sharply, recovering to their pre-World Trade Center attack levels by November 30, 2001.


             November 30, 2001 (3) Mercury Pan-European Growth Fund

Few stocks, sectors or countries emerged unscathed during the November period. Belgium was up modestly, while every other country in Europe fell. Information technology (hardware and software) declined more than 20% and energy (because of falling oil prices) and capital goods each fell around 15%. Consumer staples and health care held up reasonably well, as two of the few places to hide in an otherwise treacherous market.

Portfolio Activity

We do not believe that active trading adds significant value, and thus we are cautious with regard to portfolio turnover. Our broad sector strategy has been consistent throughout the period, as we maintained overweighted positions in diversified financials, software, commercial services and consumer cyclicals and underweights in materials, capital goods and utilities--not surprising for a growth-oriented fund.

That notwithstanding, we did make several stock-specific changes during the period. Early in the period, we reduced Cap Gemini SA over concern that its growth prospects were slowing. We also eliminated Hays PLC following unexpected earnings disappointment. Later, anticipating a cyclical rebound, we reduced holdings in some of the more defensive areas of the portfolio, including Shell Transport & Trading Company, Diageo PLC and GlaxoSmithKline PLC. Furthermore, we sold Bayer AG prior to a substantial drop in price on news that it was to withdraw the cholesterol-lowering drug Baycol. We also purchased Beiersdorf AG, a leading German cosmetics firm known for its Nivea brand. Finally, we added holdings in French mobile operator, Orange SA, as the dominant domestic player with exposure in other European countries as well.

Stock selection proved challenging this period as our overweighted positions in hotels & leisure, banks and software proved detrimental to performance, while our underweight in capital goods proved beneficial. Individual stocks benefiting the Fund's performance included Nestle SA, Gucci Group and UK food retailer Tesco PLC, whereas our holdings in Software AG, German financial company Marschollek, Lautenschlaeger und Partner AG and Swiss tour operator Kuoni Reisen AG were particularly painful positions during the six months ended November 30, 2001.

Investment Outlook

The nervous sentiment in the wake of September 11, 2001 has largely dissipated with intervention on both the monetary and fiscal fronts. Nonetheless, the outlook is uncertain, as earnings follow-through will be required to justify current valuation levels. The critical question for the upcoming months will be to what extent consumers retrench and how quickly corporations can work through excess inventory and cut costs.


             November 30, 2001 (4) Mercury Pan-European Growth Fund

Declining inflation and the prospects for continued monetary and fiscal stimulus will be positive for global economies and supportive of equity markets. Furthermore, European markets are currently at historically low relative valuations compared to the United States that should further support equities on this side of the Atlantic.

We will continue to focus on selecting high-quality stocks that we believe have significant potential for increasing earnings.

In Conclusion

We thank you for your investment in Mercury Pan-European Growth Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn                                /s/ Olivier Rudigoz

Terry K. Glenn                                    Olivier Rudigoz
President and Director                            Portfolio Manager

January 10, 2002

The Fund's transfer agency fee schedule has been amended. Under the revised schedule, the fees payable to Financial Data Services, Inc., the transfer agent for the Fund, now range from $16 to $23 per shareholder account (depending upon the level of service required) or 0.10% of account assets for certain accounts that participate in certain fee-based programs.


             November 30, 2001 (5) Mercury Pan-European Growth Fund

OFFICERS AND DIRECTORS

Terry K. Glenn, President and Director
David O. Beim, Director
James T. Flynn, Director
W. Carl Kester, Director
Karen P. Robards, Director
Peter John Gibbs, Senior Vice President
Donald C. Burke, Vice President and Treasurer

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


             November 30, 2001 (6) Mercury Pan-European Growth Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


             November 30, 2001 (7) Mercury Pan-European Growth Fund

FUND PERFORMANCE DATA (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN
                                                       % Return        % Return
                                                     Without Sales    With Sales
Class I Shares*                                          Charge        Charge**
--------------------------------------------------------------------------------
One Year Ended 9/30/01                                  -30.18%        -33.85%
--------------------------------------------------------------------------------
Inception (10/30/98) through 9/30/01                    - 7.65         - 9.34
--------------------------------------------------------------------------------

 *    Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

                                                       % Return        % Return
                                                     Without Sales    With Sales
Class A Shares*                                          Charge        Charge**
--------------------------------------------------------------------------------
One Year Ended 9/30/01                                  -30.36%        -34.02%
--------------------------------------------------------------------------------
Inception (10/30/98) through 9/30/01                    - 7.87         - 9.56
--------------------------------------------------------------------------------

 *    Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

                                                       % Return        % Return
                                                        Without          With
Class B Shares*                                          CDSC           CDSC**
--------------------------------------------------------------------------------
One Year Ended 9/30/01                                  -30.86%        -33.63%
--------------------------------------------------------------------------------
Inception (10/30/98) through 9/30/01                    - 8.58         - 9.51
--------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.

**    Assuming payment of applicable contingent deferred sales charge.

                                                       % Return        % Return
                                                        Without          With
Class C Shares*                                          CDSC           CDSC**
--------------------------------------------------------------------------------
One Year Ended 9/30/01                                  -30.88%        -31.57%
--------------------------------------------------------------------------------
Inception (10/30/98) through 9/30/01                    - 8.57         - 8.57
--------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.

**    Assuming payment of applicable contingent deferred sales charge.

RECENT PERFORMANCE RESULTS*
                                       6-Month       12-Month    Since Inception
As of November 30, 2001             Total Return   Total Return    Total Return
--------------------------------------------------------------------------------
Class I                                -11.70%        -20.83%         -15.97%
--------------------------------------------------------------------------------
Class A                                -11.92         -21.11          -16.66
--------------------------------------------------------------------------------
Class B                                -12.23         -21.66          -18.56
--------------------------------------------------------------------------------
Class C                                -12.23         -21.71          -18.65
--------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 10/30/98.


             November 30, 2001 (8) Mercury Pan-European Growth Fund

STATEMENT OF ASSETS AND LIABILITIES

As of November 30, 2001

MERCURY PAN-EUROPEAN GROWTH FUND

Assets:
Investment in Mercury Master Pan-European Growth Portfolio,
    at value (identified cost--$236,686,686)                                               $ 226,270,146
Prepaid registration fees                                                                        132,940
                                                                                           -------------
Total assets                                                                                 226,403,086
                                                                                           -------------
--------------------------------------------------------------------------------------------------------
Liabilities:
Payables:
    Distributor                                                               $161,345
    Administrator                                                               44,090           205,435
                                                                              --------
Accrued expenses                                                                                  96,066
                                                                                           -------------
Total liabilities                                                                                301,501
                                                                                           -------------
--------------------------------------------------------------------------------------------------------
Net Assets:
Net assets                                                                                 $ 226,101,585
                                                                                           =============
--------------------------------------------------------------------------------------------------------
Net Assets Consist of:
Class I Shares of Common Stock, $.0001 par value, 100,000,000
    shares authorized                                                                      $         206
Class A Shares of Common Stock, $.0001 par value, 100,000,000
    shares authorized                                                                                276
Class B Shares of Common Stock, $.0001 par value, 100,000,000
    shares authorized                                                                              1,683
Class C Shares of Common Stock, $.0001 par value, 100,000,000
    shares authorized                                                                                642
Paid-in capital in excess of par                                                             278,496,761
Accumulated investment loss--net                                                              (1,454,912)
Accumulated realized capital losses on investments and foreign currency
    transactions from the Portfolio--net                                                     (39,496,981)
Accumulated distributions in excess of realized capital gains on
    investments and foreign currency transactions from the Portfolio--net                     (1,029,550)
Unrealized depreciation on investments and foreign currency transactions
    from the Portfolio--net                                                                  (10,416,540)
                                                                                           -------------
Net assets                                                                                 $ 226,101,585
                                                                                           =============
--------------------------------------------------------------------------------------------------------
Net Asset Value:
Class I--Based on net assets of $16,810,866 and 2,063,358 shares
    outstanding                                                                            $        8.15
                                                                                           =============
Class A--Based on net assets of $22,446,180 and 2,759,766 shares
    outstanding                                                                            $        8.13
                                                                                           =============
Class B--Based on net assets of $135,234,149 and 16,828,248 shares
    outstanding                                                                            $        8.04
                                                                                           =============
Class C--Based on net assets of $51,610,390 and 6,415,862 shares
    outstanding                                                                            $        8.04
                                                                                           =============
--------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


             November 30, 2001 (9) Mercury Pan-European Growth Fund

STATEMENT OF OPERATIONS

For the Six Months Ended November 30, 2001

MERCURY PAN-EUROPEAN GROWTH FUND

Investment Income from the Portfolio--Net:

Net investment income allocated from the Portfolio:
    Dividends (net of $212,120 foreign withholding tax)                             $  1,563,715
    Interest                                                                              11,342
    Expenses                                                                          (1,192,267)
                                                                                    ------------
Net investment income from the Portfolio                                                 382,790
                                                                                    ------------
------------------------------------------------------------------------------------------------

Expenses:

Account maintenance and distribution fees--Class B                $    771,385
Administration fee                                                     329,518
Account maintenance and distribution fees--Class C                     313,984
Transfer agent fees--Class B                                           143,286
Transfer agent fees--Class C                                            59,505
Account maintenance fees--Class A                                       33,428
Printing and shareholder reports                                        31,308
Registration fees                                                       29,756
Professional fees                                                       25,238
Transfer agent fees--Class A                                            21,089
Transfer agent fees--Class I                                            15,631
Other                                                                    3,505
                                                                  ------------
Total expenses                                                                         1,777,633
                                                                                    ------------
Investment loss--net                                                                  (1,394,843)
                                                                                    ------------
------------------------------------------------------------------------------------------------

Realized & Unrealized Loss from the Portfolio--Net:

Realized loss from the Portfolio on:
    Investments--net                                               (25,792,081)
    Foreign currency transactions--net                                 (59,403)      (25,851,484)
                                                                  ------------
Change in unrealized depreciation on investments
    and foreign currency transactions from the Portfolio--net                         (9,949,922)
                                                                                    ------------
Net Decrease in Net Assets Resulting from Operations                                $(37,196,249)
                                                                                    ============
------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


             November 30, 2001 (10) Mercury Pan-European Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

MERCURY PAN-EUROPEAN GROWTH FUND

                                                                         For the Six           For the
                                                                         Months Ended        Year Ended
                                                                         November 30,          May 31,
 Increase (Decrease) in Net Assets:                                          2001               2001
 -------------------------------------------------------------------------------------------------------
 Operations:

 Investment loss--net                                                   $  (1,394,843)     $  (2,052,579)
 Realized loss on investments and foreign currency
    transactions from the Portfolio--net                                  (25,851,484)       (11,460,121)
 Change in unrealized appreciation/depreciation on investments
    and foreign currency transactions from the Portfolio--net              (9,949,922)       (79,700,297)
                                                                        --------------------------------
 Net decrease in net assets resulting from operations                     (37,196,249)       (93,212,997)
                                                                        --------------------------------
 -------------------------------------------------------------------------------------------------------

 Distributions to Shareholders:

 In excess of realized gain on investments from the Portfolio--net:
    Class I                                                                        --           (449,806)
    Class A                                                                        --           (421,204)
    Class B                                                                        --           (158,540)
    Class C                                                                        --                 --
                                                                        --------------------------------
 Net decrease in net assets resulting from
    distributions to shareholders                                                  --         (1,029,550)
                                                                        --------------------------------
 -------------------------------------------------------------------------------------------------------

 Capital Share Transactions:

 Net decrease in net assets derived from capital
    share transactions                                                    (57,668,140)      (100,848,507)
                                                                        --------------------------------
 -------------------------------------------------------------------------------------------------------

 Net Assets:

 Total decrease in net assets                                             (94,864,389)      (195,091,054)
 Beginning of period                                                      320,965,974        516,057,028
                                                                        --------------------------------
 End of period*                                                         $ 226,101,585      $ 320,965,974
                                                                        ================================
 -------------------------------------------------------------------------------------------------------
*Accumulated investment loss--net                                       $  (1,454,912)     $     (60,069)
                                                                        ================================
 -------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


             November 30, 2001 (11) Mercury Pan-European Growth Fund

FINANCIAL HIGHLIGHTS

MERCURY PAN-EUROPEAN GROWTH FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                                 Class I
                                                    ----------------------------------------------------------------
                                                      For the                                             For the
                                                    Six Month                    For the                   Period
                                                       Ended                Year Ended May 31,         Oct. 30, 1998+
                                                    November 30,        --------------------------       to May 31,
Increase (Decrease) in Net Asset Value:                2001               2001               2000           1999
--------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                 $   9.23           $  11.65           $ 10.31           $ 10.00
                                                     ---------------------------------------------------------------
Investment income (loss)--net                            (.01)++             .04++             .04++             .08
Realized and unrealized gain (loss) on
    investments and foreign currency
    transactions from the Portfolio--net                (1.07)             (2.32)             1.51               .23
                                                     ---------------------------------------------------------------
Total from investment operations                        (1.08)             (2.28)             1.55               .31
                                                     ---------------------------------------------------------------
Less dividends and distributions:
    In excess of investment income--net                    --                 --              (.10)               --
    Realized gain on investments from the
       Portfolio--net                                      --                 --              (.11)               --
    In excess of realized gain on investments
       from the Portfolio--net                             --               (.14)               --                --
                                                     ---------------------------------------------------------------
Total dividends and distributions                          --               (.14)             (.21)               --
                                                     ---------------------------------------------------------------
Net asset value, end of period                       $   8.15           $   9.23           $ 11.65           $ 10.31
                                                     ===============================================================
--------------------------------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                    (11.70%)@          (19.73%)           14.99%             3.10%@
                                                     ===============================================================
--------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses+++                                             1.38%*             1.29%             1.24%             1.41%*
                                                     ===============================================================
Investment income (loss)--net                           (.18%)*             .37%              .36%             1.42%*
                                                     ===============================================================
--------------------------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)             $ 16,811           $ 24,382           $39,657           $39,781
                                                     ===============================================================
--------------------------------------------------------------------------------------------------------------------

  *   Annualized.
 **   Total investment returns exclude the effects of sales charges.
  +   Commencement of operations.
 ++   Based on average shares outstanding.
+++   Includes the Fund's share of the Portfolio's allocated expenses.
  @   Aggregate total investment return.

      See Notes to Financial Statements.


             November 30, 2001 (12) Mercury Pan-European Growth Fund

MERCURY PAN-EUROPEAN GROWTH FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                                 Class A
                                                    ----------------------------------------------------------------
                                                      For the                                             For the
                                                    Six Months                   For the                   Period
                                                       Ended                Year Ended May 31,         Oct. 30, 1998+
                                                    November 30,        --------------------------       to May 31,
Increase (Decrease) in Net Asset Value:                2001               2001               2000           1999
--------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                 $   9.23           $  11.63           $ 10.30           $ 10.00
                                                     ---------------------------------------------------------------
Investment income (loss)--net                            (.02)++             .01++             .01++             .07
Realized and unrealized gain (loss) on
    investments and foreign currency
    transactions from the Portfolio--net                (1.08)             (2.31)             1.51               .23
                                                     ---------------------------------------------------------------
Total from investment operations                        (1.10)             (2.30)             1.52               .30
                                                     ---------------------------------------------------------------
Less dividends and distributions:
    In excess of investment income--net                    --                 --              (.08)               --
    Realized gain on investments from the
      Portfolio--net                                       --                 --              (.11)               --
    In excess of realized gain on investments
      from the Portfolio--net                              --               (.10)               --                --
                                                     ---------------------------------------------------------------
Total dividends and distributions                          --               (.10)             (.19)               --
                                                     ---------------------------------------------------------------
Net asset value, end of period                       $   8.13           $   9.23           $ 11.63           $ 10.30
                                                     ===============================================================
--------------------------------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                    (11.92%)@          (19.90%)           14.69%             3.00%@
                                                     ===============================================================
--------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses+++                                             1.63%*             1.54%             1.49%             1.66%*
                                                     ===============================================================
Investment income (loss)--net                           (.44%)*             .12%              .08%             1.05%*
                                                     ===============================================================
--------------------------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)             $ 22,446           $ 33,425           $60,497           $83,316
                                                     ===============================================================
--------------------------------------------------------------------------------------------------------------------

  *   Annualized.
 **   Total investment returns exclude the effects of sales charges.
  +   Commencement of operations.
 ++   Based on average shares outstanding.
+++   Includes the Fund's share of the Portfolio's allocated expenses.
  @   Aggregate total investment return.

      See Notes to Financial Statements.


             November 30, 2001 (13) Mercury Pan-European Growth Fund

MERCURY PAN-EUROPEAN GROWTH FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                                 Class B
                                                    ----------------------------------------------------------------
                                                      For the                                             For the
                                                    Six Months                   For the                   Period
                                                       Ended                Year Ended May 31,         Oct. 30, 1998+
                                                    November 30,        --------------------------       to May 31,
Increase (Decrease) in Net Asset Value:                2001               2001               2000           1999
--------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                 $   9.16           $  11.53          $  10.25          $  10.00
                                                     ---------------------------------------------------------------
Investment income (loss)--net                            (.05)++            (.07)++           (.08)++            .02
Realized and unrealized gain (loss) on
    investments and foreign currency
    transactions from the Portfolio--net                (1.07)             (2.29)             1.50               .23
                                                     ---------------------------------------------------------------
Total from investment operations                        (1.12)             (2.36)             1.42               .25
                                                     ---------------------------------------------------------------
Less dividends and distributions:
    In excess of investment income--net                    --                 --              (.03)               --
    Realized gain on investments from the
       Portfolio--net                                      --                 --              (.11)               --
    In excess of realized gain on investments
       from the Portfolio--net                             --               (.01)               --                --
                                                     ---------------------------------------------------------------
Total dividends and distributions                          --               (.01)             (.14)               --
                                                     ---------------------------------------------------------------
Net asset value, end of period                       $   8.04           $   9.16          $  11.53          $  10.25
                                                     ===============================================================
--------------------------------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                    (12.23%)@          (20.50%)           13.87%             2.50%@
                                                     ===============================================================
--------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses+++                                             2.41%*             2.31%             2.26%             2.43%*
                                                     ===============================================================
Investment income (loss)--net                          (1.22%)*            (.63%)            (.69%)             .36%*
                                                     ===============================================================
--------------------------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)             $135,234           $185,558          $288,124          $286,612
                                                     ===============================================================
--------------------------------------------------------------------------------------------------------------------

  *   Annualized.
 **   Total investment returns exclude the effects of sales charges.
  +   Commencement of operations.
 ++   Based on average shares outstanding.
+++   Includes the Fund's share of the Portfolio's allocated expenses.
  @   Aggregate total investment return.

      See Notes to Financial Statements.


             November 30, 2001 (14) Mercury Pan-European Growth Fund

FINANCIAL HIGHLIGHTS (CONCLUDED)

MERCURY PAN-EUROPEAN GROWTH FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                                 Class C
                                                    ----------------------------------------------------------------
                                                      For the                                             For the
                                                    Six Months                   For the                   Period
                                                       Ended                Year Ended May 31,         Oct. 30, 1998+
                                                    November 30,        --------------------------       to May 31,
Increase (Decrease) in Net Asset Value:                2001               2001               2000           1999
--------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                 $   9.16           $  11.53          $  10.25          $  10.00
                                                     ---------------------------------------------------------------
Investment income (loss)--net                            (.05)++            (.07)++           (.08)++            .02
Realized and unrealized gain (loss) on
    investments and foreign currency
    transactions from the Portfolio--net                (1.07)             (2.30)             1.50               .23
                                                     ---------------------------------------------------------------
Total from investment operations                        (1.12)             (2.37)             1.42               .25
                                                     ---------------------------------------------------------------
Less dividends and distributions:
    In excess of investment income--net                    --                 --              (.03)               --
    Realized gain on investments from the
       Portfolio--net                                      --                 --              (.11)               --
                                                     ---------------------------------------------------------------
Total dividends and distributions                          --                 --              (.14)               --
                                                     ---------------------------------------------------------------
Net asset value, end of period                       $   8.04           $   9.16          $  11.53          $  10.25
                                                     ===============================================================
--------------------------------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                    (12.23%)@          (20.56%)           13.82%             2.50%@
                                                     ===============================================================
--------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses+++                                             2.41%*             2.31%             2.26%             2.43%*
                                                     ===============================================================
Investment income (loss)--net                          (1.21%)*            (.64%)            (.70%)             .35%*
                                                     ===============================================================
--------------------------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)             $ 51,611           $ 77,601          $127,779          $142,727
                                                     ===============================================================
--------------------------------------------------------------------------------------------------------------------

  *   Annualized.
 **   Total investment returns exclude the effects of sales charges.
  +   Commencement of operations.
 ++   Based on average shares outstanding.
+++   Includes the Fund's share of the Portfolio's allocated expenses.
  @   Aggregate total investment return.

      See Notes to Financial Statements.


             November 30, 2001 (15) Mercury Pan-European Growth Fund

NOTES TO FINANCIAL STATEMENTS

MERCURY PAN-EUROPEAN GROWTH FUND

(1)   Significant Accounting Policies:

      Mercury Pan-European Growth Fund (the "Fund") is part of Mercury Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Mercury Master Pan-European Growth Portfolio (the "Portfolio") of Mercury Master Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Portfolio owned by the Fund at November 30, 2001 was 99.9%. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A expenditures). The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments--The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      (b) Investment income and expenses--The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

      (c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute


             November 30, 2001 (16) Mercury Pan-European Growth Fund substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.

      (d) Prepaid registration fees--Prepaid registration fees are charged to expenses as the related shares are issued.

      (e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Dividends in excess of net investment income are due primarily to differing tax treatments for post-October losses.

      (f) Investment transactions--Investment transactions in the Portfolio are accounted for on a trade date basis.

(2)   Transactions with Affiliates:

      The Corporation has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

      The Corporation has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                                       Account      Distribution
                                                   Maintenance Fee      Fee
      --------------------------------------------------------------------------
      Class A                                           .25%             --
      --------------------------------------------------------------------------
      Class B                                           .25%            .75%
      --------------------------------------------------------------------------
      Class C                                           .25%            .75%
      --------------------------------------------------------------------------

      Pursuant to a sub-agreement with the Distributor, selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.


             November 30, 2001 (17) Mercury Pan-European Growth Fund

      For the six months ended November 30, 2001, FAMD earned underwriting discounts and direct commissions and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., earned dealer concessions on sales of the Fund's Class I and Class A Shares as follows:

                                                    FAMD                  MLPF&S
      --------------------------------------------------------------------------
      Class I                                       $  1                  $   12
      --------------------------------------------------------------------------
      Class A                                       $235                  $4,394
      --------------------------------------------------------------------------

      For the six months ended November 30, 2001, MLPF&S received contingent deferred sales charges of $1,277,084 and $583,369 relating to transactions in Class B and Class C Shares, respectively.

      Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      Certain officers and/or directors of the Corporation are officers and/or directors or trustees of the Trust, FAM, PSI, FAMD, FDS, and/or ML & Co.

(3)   Investments:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended November 30, 2001 were $32,004,508 and $91,583,433, respectively.

(4)   Capital Share Transactions:

      Net decrease in net assets derived from capital share transactions were $57,668,140 and $100,848,507 for the six months ended November 30, 2001 and the year ended May 31, 2001, respectively.

      Transactions in capital shares for each class were as follows:

      Class I Shares for the Six Months
      Ended November 30, 2001                   Shares            Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                               111,506             $   897,962
      Shares redeemed                          (688,557)             (5,683,896)
                                               --------------------------------
      Net decrease                             (577,051)            $(4,785,934)
                                               ================================
      -------------------------------------------------------------------------


             November 30, 2001 (18) Mercury Pan-European Growth Fund

Class I Shares for the Year Ended
May 31, 2001                                         Shares       Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                           690,069      $  7,657,526
Shares issued to shareholders in reinvestment
   of distributions                                    37,693           401,427
                                                   ----------------------------
Total issued                                          727,762         8,058,953
Shares redeemed                                    (1,491,115)      (15,628,468)
                                                   ----------------------------
Net decrease                                         (763,353)     $ (7,569,515)
                                                   ============================
-------------------------------------------------------------------------------

Class A Shares for the Six Months Ended
November 30, 2001                                    Shares       Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                         3,852,578      $ 32,498,232
Shares redeemed                                    (4,714,800)      (40,123,891)
                                                   ----------------------------
Net decrease                                         (862,222)     $ (7,625,659)
                                                   ============================
-------------------------------------------------------------------------------

Class A Shares for the Year Ended
May 31, 2001                                         Shares       Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                         1,742,961      $ 17,032,667
Automatic conversion of shares                          2,381            29,000
Shares issued to shareholders in reinvestment
   of distributions                                    33,339           355,396
                                                   ----------------------------
Total issued                                        1,778,681        17,417,063
Shares redeemed                                    (3,359,697)      (34,410,448)
                                                   ----------------------------
Net decrease                                       (1,581,016)     $(16,993,385)
                                                   ============================
-------------------------------------------------------------------------------

Class B Shares for the Six Months Ended
November 30, 2001                                    Shares       Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                           114,265      $    938,237
Shares redeemed                                    (3,554,032)      (29,203,752)
                                                   ----------------------------
Net decrease                                       (3,439,767)     $(28,265,515)
                                                   ============================
-------------------------------------------------------------------------------

Class B Shares for the Year Ended
May 31, 2001                                         Shares       Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                           906,933      $ 10,053,350
Shares issued to shareholders in reinvestment
   of distributions                                    12,084           128,206
                                                   ----------------------------
Total issued                                          919,017        10,181,556
Automatic conversion of shares                         (2,405)          (29,000)
Shares redeemed                                    (5,646,424)      (59,193,755)
                                                   ----------------------------
Net decrease                                       (4,729,812)     $(49,041,199)
                                                   ============================
-------------------------------------------------------------------------------


             November 30, 2001 (19) Mercury Pan-European Growth Fund

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

Class C Shares for the Six Months Ended
November 30, 2001                                    Shares       Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                         1,209,817      $ 10,039,653
Shares redeemed                                    (3,261,362)      (27,030,685)
                                                   ----------------------------
Net decrease                                       (2,051,545)     $(16,991,032)
                                                   ============================
-------------------------------------------------------------------------------

Class C Shares for the Year Ended
May 31, 2001                                         Shares       Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                           801,386      $  8,557,661
Shares redeemed                                    (3,415,667)      (35,802,069)
                                                   ----------------------------
Net decrease                                       (2,614,281)     $(27,244,408)
                                                   ============================
-------------------------------------------------------------------------------

(5)   Capital Loss Carryforward:

      At May 31, 2001, the Fund had a net capital loss carryforward of approximately $2,492,000, all of which expires in 2009. This amount will be available to offset like amounts of any future taxable gains.


             November 30, 2001 (20) Mercury Pan-European Growth Fund

SCHEDULE OF INVESTMENTS

MERCURY MASTER PAN-EUROPEAN GROWTH PORTFOLIO

                                                                                In US Dollars
                                                                          ------------------------
                        Shares                                                          Percent of
Industries               Held                   Investments                  Value      Net Assets
--------------------------------------------------------------------------------------------------
Automobiles

Germany                103,000      Bayerische Motoren Werke (BMW) AG     $ 3,412,369      1.5%
--------------------------------------------------------------------------------------------------
                                    Total Investments in Automobiles        3,412,369      1.5
--------------------------------------------------------------------------------------------------

Banks

France                  32,931      BNP Paribas SA                          2,889,669      1.3
--------------------------------------------------------------------------------------------------
Ireland                327,500      Bank of Ireland                         2,903,111      1.3
--------------------------------------------------------------------------------------------------
Italy                  627,000      Unicredito Italiano SpA                 2,363,561      1.0
--------------------------------------------------------------------------------------------------
Spain                  177,500      Banco Bilbao Vizcaya, SA                2,183,746      1.0
                       265,147      Banco Santander Central Hispano, SA     2,260,168      1.0
                                                                          ------------------------
                                                                            4,443,914      2.0
--------------------------------------------------------------------------------------------------
Switzerland             61,000      Credit Suisse Group                     2,352,137      1.0
                         7,700      Julius Baer Holding Ltd. 'B'            2,543,600      1.1
                        72,000      UBS AG (Registered)                     3,574,205      1.6
                                                                          ------------------------
                                                                            8,469,942      3.7
--------------------------------------------------------------------------------------------------
United Kingdom         146,100      Barclays PLC                            4,479,594      2.0
                       100,000      HBOS PLC                                1,176,532      0.5
                       400,462      HSBC Holdings PLC                       4,825,785      2.1
                       174,900      Royal Bank of Scotland Group PLC        4,053,154      1.8
                                                                          ------------------------
                                                                           14,535,065      6.4
--------------------------------------------------------------------------------------------------
                                    Total Investments in Banks             35,605,262     15.7
--------------------------------------------------------------------------------------------------

Beverages

United Kingdom         131,000      Diageo PLC                              1,401,143      0.6
--------------------------------------------------------------------------------------------------
                                    Total Investments in Beverages          1,401,143      0.6
--------------------------------------------------------------------------------------------------

Biotechnology

Switzerland              2,200      Serono SA 'B'                           1,816,857      0.8
--------------------------------------------------------------------------------------------------
                                    Total Investments in Biotechnology      1,816,857      0.8
--------------------------------------------------------------------------------------------------

Chemicals

Netherlands             51,500      Akzo Nobel NV                           2,321,795      1.0
--------------------------------------------------------------------------------------------------
                                    Total Investments in Chemicals          2,321,795      1.0
--------------------------------------------------------------------------------------------------

Commercial Services & Supplies

Denmark                 56,452     +ISS A/S                                 3,123,585      1.4
--------------------------------------------------------------------------------------------------
Sweden                  59,967      Securitas AB 'B'                        1,069,196      0.5
--------------------------------------------------------------------------------------------------
Switzerland             50,000      Adecco SA (Registered Shares)           2,580,763      1.1
--------------------------------------------------------------------------------------------------
                                    Total Investments in Commercial
                                    Services & Supplies                     6,773,544      3.0
--------------------------------------------------------------------------------------------------


             November 30, 2001 (21) Mercury Pan-European Growth Fund

                                                                                In US Dollars
                                                                          ------------------------
                       Shares                                                           Percent of
Industries              Held                    Investments                  Value      Net Assets
--------------------------------------------------------------------------------------------------
Communications Equipment

Finland                279,900      Nokia Oyj (Series A)                  $ 6,541,246      2.9%
--------------------------------------------------------------------------------------------------
France                  71,260      Alcatel                                 1,300,370      0.6
--------------------------------------------------------------------------------------------------
                                    Total Investments in
                                    Communications Equipment                7,841,616      3.5
--------------------------------------------------------------------------------------------------

Construction & Engineering

France                  38,200      Bouygues SA                             1,316,865      0.6
--------------------------------------------------------------------------------------------------
                                    Total Investments in
                                    Construction & Engineering              1,316,865      0.6
--------------------------------------------------------------------------------------------------

Diversified Financials

Belgium                 90,000      Fortis 'B'                              2,116,188      0.9
--------------------------------------------------------------------------------------------------
Netherlands             89,614      ING Groep NV                            2,343,019      1.0
--------------------------------------------------------------------------------------------------
United Kingdom         149,000      Amvescap PLC                            2,124,889      1.0
--------------------------------------------------------------------------------------------------
                                    Total Investments in
                                    Diversified Financials                  6,584,096      2.9
--------------------------------------------------------------------------------------------------

Diversified Telecommunication Services

Germany                138,100      Deutsche Telekom AG
                                    (Registered Shares)                     2,320,999      1.0
--------------------------------------------------------------------------------------------------
Italy                  188,582      Telecom Italia SpA                      1,605,824      0.7
                       335,000      Telecom Italia SpA
                                    (Registered Shares)                     1,694,768      0.8
                                                                          ------------------------
                                                                            3,300,592      1.5
--------------------------------------------------------------------------------------------------
Spain                  324,856     +Telefonica SA                           4,389,320      2.0
--------------------------------------------------------------------------------------------------
United Kingdom         307,000      BT Group PLC                            1,212,741      0.5
--------------------------------------------------------------------------------------------------
                                    Total Investments in Diversified
                                    Telecommunication Services             11,223,652      5.0
--------------------------------------------------------------------------------------------------

Food & Drug Retailing

France                  23,400      Carrefour SA                            1,212,094      0.5
--------------------------------------------------------------------------------------------------
United Kingdom       1,743,360      Tesco PLC                               5,979,325      2.7
--------------------------------------------------------------------------------------------------
                                    Total Investments in Food &
                                    Drug Retailing                          7,191,419      3.2
--------------------------------------------------------------------------------------------------

Food Products

Switzerland             44,750      Nestle SA (Registered Shares)           9,225,543      4.1
--------------------------------------------------------------------------------------------------
                                    Total Investments in Food Products      9,225,543      4.1
--------------------------------------------------------------------------------------------------

Gas Utilities

United Kingdom         525,000      BG Group PLC                            1,976,575      0.9
--------------------------------------------------------------------------------------------------
                                    Total Investments in Gas Utilities      1,976,575      0.9
--------------------------------------------------------------------------------------------------


             November 30, 2001 (22) Mercury Pan-European Growth Fund

                                                                                In US Dollars
                                                                          ------------------------
                        Shares                                                          Percent of
Industries               Held                   Investments                  Value      Net Assets
--------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies

France                  85,000      Essilor International SA              $ 2,488,764      1.1%
--------------------------------------------------------------------------------------------------
                                    Total Investments in Health Care
                                    Equipment & Supplies                    2,488,764      1.1
--------------------------------------------------------------------------------------------------

Hotels, Restaurants & Leisure

France                 102,000      Accor SA                                3,379,240      1.5
--------------------------------------------------------------------------------------------------
Switzerland              6,000      Kuoni Reisen Holding AG                 1,530,240      0.7
--------------------------------------------------------------------------------------------------
United Kingdom         350,000      Airtours PLC                            1,197,924      0.5
--------------------------------------------------------------------------------------------------
                                    Total Investments in Hotels,
                                    Restaurants & Leisure                   6,107,404      2.7
--------------------------------------------------------------------------------------------------

Household Durables

Netherlands            104,275      Koninklijke (Royal) Philips
                                    Electronics NV                          2,847,719      1.2
--------------------------------------------------------------------------------------------------
                                    Total Investments in
                                    Household Durables                      2,847,719      1.2
--------------------------------------------------------------------------------------------------

IT Consulting & Services

France                  18,194      Cap Gemini SA                           1,166,429      0.5
--------------------------------------------------------------------------------------------------
                                    Total Investments in IT
                                    Consulting & Services                   1,166,429      0.5
--------------------------------------------------------------------------------------------------

Industrial Conglomerates

Germany                 35,183      Siemens AG                              2,076,038      0.9
--------------------------------------------------------------------------------------------------
                                    Total Investments in
                                    Industrial Conglomerates                2,076,038      0.9
--------------------------------------------------------------------------------------------------

Insurance

France                  97,200      Axa                                     2,123,602      0.9
--------------------------------------------------------------------------------------------------
Germany                 13,000      Allianz AG (Registered Shares)          3,061,373      1.3
                        35,748      Marschollek, Lautenschlaeger und
                                    Partner AG                              2,623,118      1.2
                                                                          ------------------------
                                                                            5,684,491      2.5
--------------------------------------------------------------------------------------------------
Italy                   82,268      Assicurazioni Generali                  2,257,764      1.0
--------------------------------------------------------------------------------------------------
Sweden                 292,000      Skandia Forsakrings AB                  2,172,700      1.0
--------------------------------------------------------------------------------------------------
Switzerland             40,200      Swiss Re (Registered)                   4,052,222      1.8
--------------------------------------------------------------------------------------------------
United Kingdom         120,000      Prudential Corporation PLC              1,308,304      0.6
--------------------------------------------------------------------------------------------------
                                    Total Investments in Insurance         17,599,083      7.8
--------------------------------------------------------------------------------------------------

Internet & Catalog Retail

United Kingdom         130,000      The Great Universal Stores PLC          1,158,706      0.5
--------------------------------------------------------------------------------------------------
                                    Total Investments in Internet &
                                    Catalog Retail                          1,158,706      0.5
--------------------------------------------------------------------------------------------------


             November 30, 2001 (23) Mercury Pan-European Growth Fund

                                                                                In US Dollars
                                                                          ------------------------
                       Shares                                                           Percent of
Industries              Held                    Investments                  Value      Net Assets
--------------------------------------------------------------------------------------------------
Machinery

Netherlands             32,700     +IHC Caland NV                         $ 1,466,907      0.6%
--------------------------------------------------------------------------------------------------
                                    Total Investments in Machinery          1,466,907      0.6
--------------------------------------------------------------------------------------------------

Media

France                  45,000      Publicis SA                             1,124,578      0.5
                        82,400      Vivendi Universal SA                    4,216,582      1.9
                                                                          ------------------------
                                                                            5,341,160      2.4
--------------------------------------------------------------------------------------------------
Netherlands             77,913      VNU NV                                  2,511,479      1.1
--------------------------------------------------------------------------------------------------
                                    Total Investments in Media              7,852,639      3.5
--------------------------------------------------------------------------------------------------

Multi-Utilities

France                  74,000      Suez SA                                 2,236,262      1.0
--------------------------------------------------------------------------------------------------
Germany                 25,000      E.On AG                                 1,260,275      0.5
--------------------------------------------------------------------------------------------------
                                    Total Investments in Multi-Utilities    3,496,537      1.5
--------------------------------------------------------------------------------------------------

Multiline Retail

France                   9,600      Pinault-Printemps-Redoute SA            1,262,729      0.6
--------------------------------------------------------------------------------------------------
                                    Total Investments in Multiline Retail   1,262,729      0.6
--------------------------------------------------------------------------------------------------

Oil & Gas

France                  43,100      TotalFinaElf SA 'B'                     5,499,323      2.4
--------------------------------------------------------------------------------------------------
Italy                  193,526      ENI SpA                                 2,275,208      1.0
--------------------------------------------------------------------------------------------------
United Kingdom       1,042,516      BP Amoco PLC                            7,708,706      3.4
                       615,623      Shell Transport & Trading Company       4,249,229      1.9
                                                                          ------------------------
                                                                           11,957,935      5.3
--------------------------------------------------------------------------------------------------
                                    Total Investments in Oil & Gas         19,732,466      8.7
--------------------------------------------------------------------------------------------------

Personal Products

France                  35,500      L'Oreal SA                              2,442,808      1.1
--------------------------------------------------------------------------------------------------
Germany                 17,000      Beiersdorf AG                           1,879,892      0.8
--------------------------------------------------------------------------------------------------
                                    Total Investments in Personal Products  4,322,700      1.9
--------------------------------------------------------------------------------------------------

Pharmaceuticals

France                  47,307      Aventis SA                              3,303,978      1.5
                        57,537      Sanofi-Synthelabo SA                    3,987,542      1.8
                                                                          ------------------------
                                                                            7,291,520      3.3
--------------------------------------------------------------------------------------------------
Switzerland            118,494      Novartis AG (Registered Shares)         4,158,947      1.8
                        13,029      Roche Holding AG                          931,604      0.4
                                                                          ------------------------
                                                                            5,090,551      2.2
--------------------------------------------------------------------------------------------------


             November 30, 2001 (24) Mercury Pan-European Growth Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                                   In US Dollars
                                                                             -------------------------
                       Shares                                                               Percent of
Industries              Held                    Investments                      Value      Net Assets
------------------------------------------------------------------------------------------------------
Pharmaceuticals (concluded)

United Kingdom         112,646      AstraZeneca Group PLC                    $  5,036,204       2.2%
                       367,064      GlaxoSmithKline PLC                         9,213,071       4.1
                                                                             -------------------------
                                                                               14,249,275       6.3
------------------------------------------------------------------------------------------------------
                                    Total Investments in Pharmaceuticals       26,631,346      11.8
------------------------------------------------------------------------------------------------------

Software

France                  40,500      Dassault Systemes SA                        1,921,976       0.8
------------------------------------------------------------------------------------------------------
Germany                 41,700      SAP AG (Systeme, Anwendungen,
                                    Produkte in der Datenverarbeitung)          5,169,471       2.3
                        26,500      Software AG (Registered Shares)             1,138,949       0.5
                                                                             -------------------------
                                                                                6,308,420       2.8
------------------------------------------------------------------------------------------------------
                                    Total Investments in Software               8,230,396       3.6
------------------------------------------------------------------------------------------------------

Specialty Retail

Spain                   94,000     +Industria de Disenso Textil, SA             1,812,970       0.8
------------------------------------------------------------------------------------------------------
                                    Total Investments in Specialty Retail       1,812,970       0.8
------------------------------------------------------------------------------------------------------

Textiles & Apparel

Italy                   67,553      Gucci Group (NY Registered Shares)          5,996,004       2.7
------------------------------------------------------------------------------------------------------
                                    Total Investments in Textiles & Apparel     5,996,004       2.7
------------------------------------------------------------------------------------------------------

Wireless Telecommunication Services

France                 180,000     +Orange SA                                   1,561,757       0.7
------------------------------------------------------------------------------------------------------
Italy                  389,423      Telecom Italia Mobile (TIM) SpA             2,200,230       1.0
------------------------------------------------------------------------------------------------------
United Kingdom       4,110,000      Vodafone Group PLC                         10,550,288       4.6
------------------------------------------------------------------------------------------------------
                                    Total Investments in Wireless
                                    Telecommunication Services                 14,312,275       6.3
------------------------------------------------------------------------------------------------------
                                    Total Investments
                                    (Cost--$235,565,880)                      225,251,848      99.5
                                    Other Assets Less Liabilities               1,018,384       0.5
                                                                             -------------------------
                                    Net Assets                               $226,270,232     100.0%
                                                                             =========================
------------------------------------------------------------------------------------------------------

+     Non-income producing security.

      See Notes to Financial Statements.


             November 30, 2001 (25) Mercury Pan-European Growth Fund

STATEMENT OF ASSETS AND LIABILITIES

As of November 30, 2001

MERCURY MASTER PAN-EUROPEAN GROWTH PORTFOLIO

Assets:

Investments, at value (identified cost--$235,565,880)                          $ 225,251,848
Cash                                                                                  36,690
Receivables:
   Securities sold                                              $2,362,051
   Dividends                                                     1,845,622
   Contributions                                                    24,002         4,231,675
                                                                ----------
Prepaid expenses and other assets                                                      1,987
                                                                               -------------
Total assets                                                                     229,522,200
                                                                               -------------
--------------------------------------------------------------------------------------------

Liabilities:

Payables:
   Securities purchased                                          1,658,924
   Withdrawals                                                   1,411,476
   Investment adviser                                              132,304         3,202,704
                                                                ----------
Accrued expenses and other liabilities                                                49,264
                                                                               -------------
Total liabilities                                                                  3,251,968
                                                                               -------------
--------------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                     $ 226,270,232
                                                                               =============
--------------------------------------------------------------------------------------------

Net Assets Consist of:

Partners' capital                                                              $ 236,686,778
Unrealized depreciation on investments and foreign currency
   transactions--net                                                             (10,416,546)
                                                                               -------------
Net assets                                                                     $ 226,270,232
                                                                               =============
--------------------------------------------------------------------------------------------

See Notes to Financial Statements.


             November 30, 2001 (26) Mercury Pan-European Growth Fund

STATEMENT OF OPERATIONS

For the Six Months Ended November 30, 2001

MERCURY MASTER PAN-EUROPEAN GROWTH PORTFOLIO

Investment Income:

Dividends (net of $212,120 foreign withholding tax)                        $  1,563,716
Interest                                                                         11,342
                                                                           ------------
Total income                                                                  1,575,058
                                                                           ------------
---------------------------------------------------------------------------------------

Expenses:

Investment advisory fees                                 $    988,979
Custodian fees                                                 81,881
Accounting services                                            67,326
Professional fees                                              30,353
Trustees' fees and expenses                                    13,701
Pricing fees                                                    4,085
Other                                                           5,943
                                                         ------------
Total expenses                                                                1,192,268
                                                                           ------------
Investment income--net                                                          382,790
                                                                           ------------
---------------------------------------------------------------------------------------

Realized & Unrealized Loss on Investments &
Foreign Currency Transactions--Net:

Realized loss from:
   Investments--net                                       (25,792,090)
   Foreign currency transactions--net                         (59,403)      (25,851,493)
                                                         ------------
Change in unrealized appreciation/depreciation on:
   Investments--net                                       (10,057,691)
   Foreign currency transactions--net                         107,767        (9,949,924)
                                                         ------------------------------
Net Decrease in Net Assets Resulting from Operations                       $(35,418,627)
                                                                           ============
---------------------------------------------------------------------------------------

See Notes to Financial Statements.


             November 30, 2001 (27) Mercury Pan-European Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

MERCURY MASTER PAN-EUROPEAN GROWTH PORTFOLIO

                                                                  For the Six          For the
                                                                  Months Ended       Year Ended
                                                                  November 30,         May 31,
Increase (Decrease) in Net Assets:                                    2001               2001
-------------------------------------------------------------------------------------------------
Operations:

Investment income--net                                           $     382,790      $   3,431,038
Realized loss on investments and foreign currency
   transactions--net                                               (25,851,493)       (11,460,124)
Change in unrealized appreciation/depreciation on
   investments and foreign currency transactions--net               (9,949,924)       (79,700,317)
                                                                 --------------------------------
Net decrease in net assets resulting from operations               (35,418,627)       (87,729,403)
                                                                 --------------------------------
-------------------------------------------------------------------------------------------------

Capital Transactions:

Proceeds from contributions                                         44,374,484         43,354,862
Fair value of withdrawals                                         (103,953,410)      (151,002,514)
                                                                 --------------------------------
Net decrease in net assets derived from capital transactions       (59,578,926)      (107,647,652)
                                                                 --------------------------------
-------------------------------------------------------------------------------------------------

Net Assets:

Total decrease in net assets                                       (94,997,553)      (195,377,055)
Beginning of period                                                321,267,785        516,644,840
                                                                 --------------------------------
End of period                                                    $ 226,270,232      $ 321,267,785
                                                                 ================================
-------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


             November 30, 2001 (28) Mercury Pan-European Growth Fund

FINANCIAL HIGHLIGHTS

MERCURY MASTER PAN-EUROPEAN GROWTH PORTFOLIO

The following ratios have been derived from information provided in the financial statements.

                                            For the                                             For the
                                          Six Months                   For the                   Period
                                             Ended                Year Ended May 31,         Oct. 30, 1998+
                                          November 30,        --------------------------       to May 31,
                                             2001               2001               2000           1999
----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:

Expenses                                       .90%*              .88%               .86%             .89%*
                                           ===============================================================
Investment income--net                         .29%*              .79%               .71%            1.88%*
                                           ===============================================================
----------------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)   $226,270           $321,268           $516,645         $553,197
                                           ===============================================================
Portfolio turnover                           14.29%             42.67%             55.61%           18.95%
                                           ===============================================================
----------------------------------------------------------------------------------------------------------

*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.


             November 30, 2001 (29) Mercury Pan-European Growth Fund

NOTES TO FINANCIAL STATEMENTS

MERCURY MASTER PAN-EUROPEAN GROWTH PORTFOLIO

(1)   Significant Accounting Policies:

      Mercury Master Pan-European Growth Portfolio (the "Portfolio") is part of Mercury Master Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Portfolio, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

      (a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

      (b) Derivative financial instruments--The Portfolio may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio


             November 30, 2001 (30) Mercury Pan-European Growth Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      o Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      o Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Portfolio's records. However, the effect on operations is recorded from the date the Portfolio enters into such contracts.

      o Foreign currency options and futures--The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar-denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

      (c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

      (d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass through" entity, the Portfolio pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is


             November 30, 2001 (31) Mercury Pan-European Growth Fund required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends, and capital gains at various rates. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

      (e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Trust has entered into an Investment Advisory Agreement with Mercury Advisors, an affiliate of Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

      Mercury Advisors is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee based upon the average daily value of the Portfolio's net assets at the following annual rates:
      .75% of the Portfolio's average daily net assets not exceeding $500 million and .70% of average daily net assets in excess of $500 million. The Trust has entered into a Sub-Advisory Agreement with FAM with respect to the Portfolio, pursuant to which FAM provides investment advisory services with respect to the Portfolio's daily cash assets. Mercury Advisors has agreed to pay FAM a fee in an amount to be determined from time to time by both parties but in no event in excess of the amount that Mercury Advisors actually receives for providing services to the Trust pursuant to the Investment Advisory Agreement.

      For the six months ended November 30, 2001, the Fund reimbursed FAM $3,867 for certain accounting services.

      In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated (MLPF&S), a subsidiary of ML & Co., received $9,854 in commissions on the execution of portfolio security transactions for the Portfolio for the six months ended November 30, 2001.

      Certain officers and/or trustees of the Trust are officers and/or directors of Mercury Advisors, FAM, PSI, and/or ML & Co.


             November 30, 2001 (32) Mercury Pan-European Growth Fund

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2001, were $37,735,590 and $98,732,728, respectively.

      Net realized losses for the six months ended November 30, 2001 and net unrealized losses as of November 30, 2001 were as follows:

                                                Realized            Unrealized
                                                 Losses               Losses
-------------------------------------------------------------------------------
Long-term investments                         $(25,792,090)        $(10,314,032)
Foreign currency transactions                      (59,403)            (102,514)
                                              ---------------------------------
Total                                         $(25,851,493)        $(10,416,546)
                                              =================================
-------------------------------------------------------------------------------

      As of November 30, 2001, net unrealized depreciation for Federal income tax purposes aggregated $10,314,032, of which $18,652,015 related to appreciated securities and $28,966,047 related to depreciated securities. At November 30, 2001, the aggregate cost of investments for Federal income tax purposes was $235,565,880.

(4)   Commitments:

      At November 30, 2001, the Portfolio had entered into a foreign exchange contract under which it had agreed to purchase foreign currency with an approximate value of $490,000.

(5)   Short-Term Borrowings:

      The Portfolio, along with certain other funds managed by Mercury Advisors and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .09% per annum based on the Portfolio's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Portfolio did not borrow under the credit agreement during the six months ended November 30, 2001. On November 30, 2001, the credit agreement was renewed for one year.


             November 30, 2001 (33) Mercury Pan-European Growth Fund

MERCURY MASTER PAN-EUROPEAN GROWTH PORTFOLIO

INDUSTRY WEIGHTINGS RELATIVE TO THE MSCI EUROPE INDEX

As of November 30, 2001                   Portfolio Allocation  Index Allocation  Portfolio Versus Index
--------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY
Auto Components                                   0.0%                 0.2%                -0.2
Automobiles                                       1.5                  1.6                 -0.1
Hotels, Restaurants & Leisure                     2.7                  1.2                 +1.5
Household Durables                                1.2                  1.0                 +0.2
Internet & Catalog Retail                         0.5                  0.2                 +0.3
Leisure Equipment & Products                      0.0                  0.1                 -0.1
Media                                             3.5                  3.5                  0.0
Multiline Retail                                  0.6                  1.1                 -0.5
Specialty Retail                                  0.8                  0.5                 +0.3
Textiles & Apparel                                2.7                  0.7                 +2.0
--------------------------------------------------------------------------------------------------------
Total Consumer Discretionary                     13.5                 10.1                 +3.4
--------------------------------------------------------------------------------------------------------
CONSUMER STAPLES
Beverages                                         0.6                  1.3                 -0.7
Food & Drug Retailing                             3.2                  2.5                 +0.7
Food Products                                     4.1                  3.7                 +0.4
Personal Products                                 1.9                  1.1                 +0.8
Tobacco                                           0.0                  0.5                 -0.5
--------------------------------------------------------------------------------------------------------
Total Consumer Staples                            9.8                  9.1                 +0.7
--------------------------------------------------------------------------------------------------------
ENERGY
Energy Equipment & Services                       0.0                  0.1                 -0.1
Oil & Gas                                         8.7                  8.9                 -0.2
--------------------------------------------------------------------------------------------------------
Total Energy                                      8.7                  9.0                 -0.3
--------------------------------------------------------------------------------------------------------
FINANCIALS
Banks                                            15.7                 16.8                 -1.1
Diversified Financials                            2.9                  2.2                 +0.7
Insurance                                         7.8                  7.1                 +0.7
Real Estate                                       0.0                  0.5                 -0.5
--------------------------------------------------------------------------------------------------------
Total Financials                                 26.4                 26.6                 -0.2
--------------------------------------------------------------------------------------------------------
HEALTH CARE
Biotechnology                                     0.8                  0.2                 +0.6
Health Care Equipment & Supplies                  1.1                  0.4                 +0.7
Health Care Providers & Services                  0.0                  0.2                 -0.2
Pharmaceuticals                                  11.8                 11.3                 +0.5
--------------------------------------------------------------------------------------------------------
Total Health Care                                13.7                 12.1                 +1.6
--------------------------------------------------------------------------------------------------------


             November 30, 2001 (34) Mercury Pan-European Growth Fund

MERCURY MASTER PAN-EUROPEAN GROWTH PORTFOLIO (CONCLUDED)

As of November 30, 2001                   Portfolio Allocation  Index Allocation  Portfolio Versus Index
--------------------------------------------------------------------------------------------------------
INDUSTRIALS
Aerospace & Defense                               0.0%                 0.4%                -0.4
Air Freight & Couriers                            0.0                  0.3                 -0.3
Airlines                                          0.0                  0.3                 -0.3
Building Products                                 0.0                  0.5                 -0.5
Commercial Services & Supplies                    3.0                  1.1                 +1.9
Construction & Engineering                        0.6                  0.4                 +0.2
Electrical Equipment                              0.0                  0.6                 -0.6
Industrial Conglomerates                          0.9                  1.4                 -0.5
Machinery                                         0.6                  0.9                 -0.3
Marine                                            0.0                  0.4                 -0.4
Trading Companies & Distributors                  0.0                  0.2                 -0.2
Transportation Infrastructure                     0.0                  0.5                 -0.5
--------------------------------------------------------------------------------------------------------
Total Industrials                                 5.1                  7.0                 -1.9
--------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY
Communications Equipment                          3.5                  3.7                 -0.2
Computers & Peripherals                           0.0                  0.1                 -0.1
Electronic Equipment & Instruments                0.0                  0.2                 -0.2
IT Consulting & Services                          0.5                  0.4                 +0.1
Office Electronics                                0.0                  0.0                  0.0
Semiconductor Equipment & Products                0.0                  0.9                 -0.9
Software                                          3.6                  1.1                 +2.5
--------------------------------------------------------------------------------------------------------
Total Information Technology                      7.6                  6.4                 +1.2
--------------------------------------------------------------------------------------------------------
MATERIALS
Chemicals                                         1.0                  2.1                 -1.1
Construction Materials                            0.0                  1.0                 -1.0
Containers & Packaging                            0.0                  0.1                 -0.1
Metals & Mining                                   0.0                  1.0                 -1.0
Paper & Forest Products                           0.0                  0.4                 -0.4
--------------------------------------------------------------------------------------------------------
Total Materials                                   1.0                  4.6                 -3.6
--------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES
Diversified Telecommunication Services            5.0                  5.8                 -0.8
Wireless Telecommunication Services               6.3                  4.8                 +1.5
--------------------------------------------------------------------------------------------------------
Total Telecommunication Services                 11.3                 10.6                 +0.7
--------------------------------------------------------------------------------------------------------
UTILITIES
Electric Utilities                                0.0                  2.7                 -2.7
Gas Utilities                                     0.9                  0.6                 +0.3
Multi-Utilities                                   1.5                  1.1                 +0.4
Water Utilities                                   0.0                  0.1                 -0.1
--------------------------------------------------------------------------------------------------------
Total Utilities                                   2.4                  4.5                 -2.1
--------------------------------------------------------------------------------------------------------
CASH/CASH EQUIVALENT                              0.5                  0.0                 +0.5
--------------------------------------------------------------------------------------------------------
TOTAL                                           100.0%               100.0%
--------------------------------------------------------------------------------------------------------


             November 30, 2001 (35) Mercury Pan-European Growth Fund

[LOGO] Merrill Lynch  Investment Managers

MUTUAL            MANAGED              ALTERNATIVE               INSTITUTIONAL
FUNDS             ACCOUNTS             INVESTMENTS              ASSET MANAGEMENT

                               [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Fund seeks long-term capital growth through investments primarily in a diversified portfolio of equity securities of companies located in Europe. The Fund will seek to achieve its objective by investing all of its assets in Mercury Master Pan-European Growth Portfolio of Mercury Master Trust, which has the same investment objective as the Fund. The Fund's investment experience will correspond to the investment experience of the Portfolio.

Mercury Pan-European Growth Fund
of Mercury Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLE LOGO] Printed on post-consumer recycled paper           #MERCPAN--11/01